UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------------

Check here if Amendment [ ]; Amendment Number: --------------------
   This Amendment (Check only one.):[ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          TCG Holdings, L.L.C.
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Address:       c/o The Carlyle Group
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               1001 Pennsylvania Avenue, NW
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               Suite 220 S.
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               Washington, DC  20004-2505
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Form 13F File Number:  28- 12410
                           --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daniel A. D'Aniello
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Title:           Managing Director
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Phone:           202-729-5626
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Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello             Washington, DC              May 14, 2009
---------------------------  ----------------------------  ---------------------
          Signature                  City, State                    Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) List of Other Managers Reporting for this
     Manager: NONE

   Form 13F File Number              Name
   28-
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

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1
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Form 13F Information Table Entry Total:   8
                                          -----------------------------------

Form 13F Information Table Value Total:   $2,831
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                                                      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.     Form 13F File Number          Name

    1       28-12429                      Carlyle Investment Management L.L.C.
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
                           FORM 13-F INFORMATION TABLE

    COLUMN 1          COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5            COLUMN 6    COLUMN 7         COLUMN 8
----------------  --------------  ----------  ---------- --------------------- --------------- -------- ----------------------------
                                               VALUE     SHRS OR  SH/   PUT/      INVESTMENT    OTHER        VOTING AUTHORITY
 NAME OF ISSUER   TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN   CALL      DISCRETION   MANAGERS  SOLE  SHARED     NONE
----------------  --------------  ----------  ---------- -------- ---- ------- --------------- -------- ------ ------ --------------
American Tower
Corp              CL A            029912201     $320     10,500   SH   --      Shared-Defined    1             10,500

Clearwire Corp    CL A            18538Q105     $386     75,000   SH   --      Shared-Defined    1             75,000

Comcast Corp
New               CL A            20030N101     $682     50,000   SH   --      Shared-Defined    1             50,000

Owens Corning
New               Com             690742101     $316     35,000   SH   --      Shared-Defined    1             35,000

Proshares Tr      PSHS Real
                  Estat           74347R552     $264      5,000   SH   --      Shared-Defined    1              5,000

SPDR Series       S&P
Trust             Homebuild       78464A888     $159     15,000   SH   --      Shared-Defined    1             15,000

Time Warner
Cable Inc         CL A            88732J108     $459     18,500   SH   --      Shared-Defined    1             18,500

XTO Energy Inc    Com             98385X106     $245      8,000   SH   --      Shared-Defined    1             8,000
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

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